Leases - Schedule of Discount Rates (Details)	12 Months Ended
Dec. 31, 2025 [1]
Up to five years [member] | Period 2024 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	6.78%
Monthly rate	0.55%
Six to eleven years [member] | Period 2024 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	6.68%
Monthly rate	0.56%
Up to four years [member] | Period 2025 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	7.61%
Monthly rate	0.55%
Twelve to twenty one years [Member] | Period 2024 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	6.73%
Monthly rate	0.57%
Five to eleven years [member] | Period 2025 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	7.36%
Monthly rate	0.54%
Twelve to twenty years [Member] | Period 2025 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	7.20%
Monthly rate	0.54%

[1]	Monthly the Company calculates the addition to the rate to be applied to the new contracts. For the purposes of publication, these are presented at the average rates used.